Trade and Other Receivables - Schedule of Trade Receivables and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 3,285	$ 4,046
Loans to customers	142	177
Interest receivable	4	21
Other receivables	522	616
Current trade and other receivable	3,953	4,860
Neither Impaired Nor Past Due on the Reporting Date [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	3,074	3,690
Loans to customers	86	172
Interest receivable	4	21
Other receivables	416	582
Current trade and other receivable	3,580	4,465
Not Impaired as of the Reporting Date and Past [member] | Less Than 30 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	155	261
Loans to customers	3	1
Other receivables	2	9
Current trade and other receivable	161	271
Not Impaired as of the Reporting Date and Past [member] | 30 Between and 59 Day [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	37	44
Loans to customers	2	2
Other receivables	16	16
Current trade and other receivable	55	62
Not Impaired as of the Reporting Date and Past [member] | Between 60 and 89 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	10	44
Loans to customers	50	2
Other receivables	5	5
Current trade and other receivable	66	51
Not Impaired as of the Reporting Date and Past [member] | More Than 90 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	8	7
Other receivables	83	4
Current trade and other receivable	$ 91	$ 11